Schedule of Anti-dilutive Securities of Basic and Diluted Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	900,907,436	909,644,483
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	385,033,082	367,515,043
Series A Preferred Stock Convertible To Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	515,874,354	542,129,440